Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.6%
16,645	iShares Russell 2000 ETF	$3,416,719	2.1
33,311	Vanguard FTSE Developed Markets ETF	1,599,927	1.0
47,076	Vanguard Russell 1000 Growth ETF	3,359,344	2.0
38,337	Vanguard S&P 500 ETF	15,916,372	9.7
31,090	Vanguard Value ETF	4,594,480	2.8

	Total Exchange-Traded Funds
	(Cost $25,750,964)	28,886,842	17.6

MUTUAL FUNDS: 82.3%
	Affiliated Investment Companies: 82.3%
1,029,974	Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,536,636	6.4
2,936,603	Voya Multi-Manager International Equity Fund - Class I	29,835,882	18.2
1,049,748	Voya Multi-Manager International Factors Fund - Class I	9,773,150	5.9
408,801	Voya Multi-Manager Mid Cap Value Fund - Class I	4,161,598	2.5
1,379,991	Voya U.S. Stock Index Portfolio - Class I	28,772,817	17.5
560,506	VY® Columbia Contrarian Core Portfolio - Class I	12,616,980	7.7
417,121	VY® Invesco Comstock Portfolio - Class I	9,210,037	5.6
173,469	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	3,424,276	2.1
391,646	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	12,532,682	7.6
323,623	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4,197,386	2.6
101,914	VY® T. Rowe Price Growth Equity Portfolio - Class I	10,274,947	6.2

	Total Mutual Funds
	(Cost $137,194,462)	135,336,391	82.3

	Total Investments in Securities (Cost $162,945,426)	$164,223,233	99.9
	Assets in Excess of Other Liabilities	108,358	0.1
	Net Assets	$164,331,591	100.0

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,886,842	$–	$–	$28,886,842
Mutual Funds	135,336,391	–	–	135,336,391
Total Investments, at fair value	$164,223,233	$–	$–	$164,223,233
Liabilities Table
Other Financial Instruments+
Futures	$(218,076)	$–	$–	$(218,076)
Total Liabilities	$(218,076)	$–	$–	$(218,076)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2022, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	13	06/13/22	$3,200,275	$(3,688)
			$3,200,275	$(3,688)
Short Contracts:
MSCI EAFE Index	(15)	06/17/22	(1,608,300)	(84,851)
MSCI Emerging Markets Index	(28)	06/17/22	(1,575,700)	(129,537)
			$(3,184,000)	$(214,388)

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund - Class I	$10,109,823	$2,166,001	$(224,783)	$(1,514,405)	$10,536,636	$-	$24,704	$-
Voya Multi-Manager International Equity Fund - Class I	32,797,508	1,510,284	(779,585)	(3,692,325)	29,835,882	-	(4,081)	-
Voya Multi-Manager International Factors Fund - Class I	10,531,256	196,755	(412,198)	(542,663)	9,773,150	-	(4,704)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,557,094	81,095	(161,587)	(315,004)	4,161,598	-	81,354	-
Voya U.S. Stock Index Portfolio - Class I	30,874,516	859,611	(1,392,052)	(1,569,258)	28,772,817	-	141,074	-
VY® Columbia Contrarian Core Portfolio - Class I	13,545,373	243,286	(558,730)	(612,949)	12,616,980	-	219,948	-
VY® Invesco Comstock Portfolio - Class I	9,782,524	283,009	(733,040)	(122,456)	9,210,037	-	508,083	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	3,460,884	368,369	(155,944)	(249,033)	3,424,276	-	6,370	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	13,357,413	260,363	(615,714)	(469,380)	12,532,682	-	74,342	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	4,299,035	541,113	(98,375)	(544,387)	4,197,386	-	3,071	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	12,603,289	1,676,737	(1,595,159)	(2,409,920)	10,274,947	-	398,019	-
	$145,918,715	$8,186,623	$(6,727,167)	$(12,041,780)	$135,336,391	$-	$1,448,180	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $165,351,618.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$10,758,891
Gross Unrealized Depreciation	(12,105,352)
Net Unrealized Depreciation	$(1,346,461)